FINANCIAL STATEMENT SCHEDULE I - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	May 31, 2015 USD ($)
Assets
Cash and cash equivalents	¥ 22,879	$ 3,370	¥ 159,799		¥ 103,752
Total assets	850,730	125,300	1,799,746
Liabilities
Short-term borrowings	762,136	112,251	319,103
Accrued expenses and other current liabilities	443,418	65,310	99,292
Contingent earn-out liabilities	0		97,417		83,872		¥ 44,856
Total liabilities	2,845,180	419,050	2,610,612
Mezzanine equity	0		1,425,485		644,043		¥ 368,546
Shareholders' deficit:
Ordinary shares	92	14	27
Treasury stock	298,110	43,907
Additional paid-in capital	2,085,099	307,102
Accumulated deficits	(3,809,516)	(561,081)	(2,275,924)
Accumulated other comprehensive (loss) income	18,357	2,704	(5,908)
Total Q&K International Group Limited shareholders' deficit	(2,004,078)	(295,168)	(2,246,028)
Total liabilities, mezzanine equity and shareholders' deficit	850,730	125,300	1,799,746
Parent Company
Assets
Cash and cash equivalents	6,015	886	101,157
Other receivables, deposits and other assets			1
Amounts due from subsidiaries and consolidated VIE and VIE's subsidiaries	0	0	522,124
Total assets	6,015	886	623,282
Liabilities
Short-term borrowings	221,328	32,598
Accrued expenses and other current liabilities	13,126	1,933
Contingent earn-out liabilities			97,417
Convertible notes	206,251	30,377
Deficit of investments in subsidiaries and consolidated VIE and VIE's subsidiaries	0	0	1,346,408
Amounts due to subsidiaries and consolidated VIE and VIE's subsidiaries	1,569,388	231,146
Total liabilities	2,010,093	296,054	1,443,825
Mezzanine equity			1,425,485
Shareholders' deficit:
Ordinary shares	92	14	27
Treasury stock	(298,110)	(43,907)
Additional paid-in capital	2,085,099	307,102
Accumulated deficits	(3,809,516)	(561,081)	(2,275,924)
Accumulated other comprehensive (loss) income	18,357	2,704	(5,908)
Total Q&K International Group Limited shareholders' deficit	(2,004,078)	(295,168)	(2,246,028)
Total liabilities, mezzanine equity and shareholders' deficit	¥ 6,015	$ 886	623,282
Series B convertible redeemable preferred shares [Member]
Liabilities
Mezzanine equity			316,765						$ 20,000
Series B convertible redeemable preferred shares [Member] | Parent Company
Liabilities
Mezzanine equity			316,765
Series C convertible redeemable preferred shares [Member]
Liabilities
Mezzanine equity			272,633		¥ 29,038			$ 30,000
Series C convertible redeemable preferred shares [Member] | Parent Company
Liabilities
Mezzanine equity			272,633
Series C-1 convertible redeemable preferred shares [Member]
Liabilities
Mezzanine equity			236,320			$ 30,000
Series C-1 convertible redeemable preferred shares [Member] | Parent Company
Liabilities
Mezzanine equity			236,320
Series C-2 convertible redeemable preferred shares [Member]
Liabilities
Mezzanine equity			599,767	$ 83,250
Series C-2 convertible redeemable preferred shares [Member] | Parent Company
Liabilities
Mezzanine equity			599,767
Series A non-redeemable preferred shares [Member]
Shareholders' deficit:
Series A non-redeemable preferred shares			35,777
Series A non-redeemable preferred shares [Member] | Parent Company
Shareholders' deficit:
Series A non-redeemable preferred shares			¥ 35,777